Provisions for employee benefits - Costs of defined benefit plans recognized in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement
Actuarial (gains)/losses due to changes in demographic assumptions	€ (8)	€ (11)
Actuarial (gains)/losses due to changes in financial assumptions	(109)	93
Experience (gains) losses	(7)	(16)
Return on plan assets	5	(51)
Change in asset ceiling		1
Remeasurements	(119)	16	€ 42
Italian defined benefit plans
Statement
Actuarial (gains)/losses due to changes in demographic assumptions	(1)	(3)
Actuarial (gains)/losses due to changes in financial assumptions	(1)	9
Experience (gains) losses	2	(1)
Remeasurements		5
Foreign defined benefit plan
Statement
Actuarial (gains)/losses due to changes in demographic assumptions	(3)	(10)
Actuarial (gains)/losses due to changes in financial assumptions	(111)	71
Experience (gains) losses	(4)	(13)
Return on plan assets	5	(51)
Change in asset ceiling		1
Remeasurements	(113)	(2)
FISDE and other foreign medical plans
Statement
Actuarial (gains)/losses due to changes in demographic assumptions	(4)	2
Actuarial (gains)/losses due to changes in financial assumptions	3	13
Experience (gains) losses	(5)	(2)
Remeasurements	€ (6)	€ 13